Intangible assets, net and goodwill, Aggregate Carrying Amount of Goodwill Allocated by Segment (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Goodwill [Abstract]
Goodwill	$ 156,836,369	$ 7,738	$ 146,078,897	$ 141,121,365
Europe [Member]
Goodwill [Abstract]
Goodwill	62,374,446		55,414,076
Brazil [Member]
Goodwill [Abstract]
Goodwill	27,897,869		29,437,800
Puerto Rico [Member]
Goodwill [Abstract]
Goodwill	17,463,394		17,463,394
Dominican Republic [Member]
Goodwill [Abstract]
Goodwill	14,186,723		14,186,723
Colombia [Member]
Goodwill [Abstract]
Goodwill	9,677,519		9,304,613
Mexico [Member]
Goodwill [Abstract]
Goodwill	9,249,711		9,186,415
Chile [Member]
Goodwill [Abstract]
Goodwill	4,735,752		0
Peru [Member]
Goodwill [Abstract]
Goodwill	2,564,786		2,448,614
El Salvador [Member]
Goodwill [Abstract]
Goodwill	2,522,768		2,522,768
Ecuador [Member]
Goodwill [Abstract]
Goodwill	2,155,384		2,155,384
Guatemala [Member]
Goodwill [Abstract]
Goodwill	2,261,495		2,212,615
Other Countries [Member]
Goodwill [Abstract]
Goodwill	$ 1,746,522		$ 1,746,495